EIP Receivables - Summary of EIP Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Financing [Abstract]
EIP receivables, gross	$ 86,821	$ 92,081
Unamortized imputed discount	(4,080)	(4,588)
EIP receivables, net of unamortized imputed discount	82,741	87,493
Allowance for doubtful accounts	(6,541)	(6,703)
EIP receivables, net	76,200	80,790	$ 67,510
EIP receivables, current net	41,663	43,538
Long-term EIP receivables	34,537	37,252
EIP receivables, net	$ 76,200	$ 80,790	$ 67,510